Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.33%
FAR EAST — 74.27%
China — 32.29%
AAC Technologies Holdings, Inc.	2,600,000	$15,268,065
Alibaba Group Holding Ltd. - W	7,513,500	168,032,789
ANTA Sports Products Ltd.	2,033,400	24,356,847
China Literature Ltd. 1,2,*	3,837,600	19,389,154
China Merchants Bank Co. Ltd. - H	5,446,000	32,594,179
Contemporary Amperex Technology Co. Ltd. - A	1,203,301	68,243,334
DiDi Global, Inc. - ADR 3,*	4,384,542	27,271,851
Fuyao Glass Industry Group Co. Ltd. - A	2,505,100	25,861,342
GDS Holdings Ltd. - A *	3,688,200	18,006,278
Industrial & Commercial Bank of China Ltd. - H	35,942,000	26,465,723
JD Health International, Inc. 1,2,*	1,373,850	11,698,331
JD.com, Inc. - A	1,117,800	19,584,428
Jiangsu Hengli Hydraulic Co. Ltd. - A	2,191,200	29,574,738
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A	3,755,396	37,772,035
Montage Technology Co. Ltd. - A	2,785,956	60,816,547
NetEase, Inc.	1,998,700	60,705,243
PetroChina Co. Ltd. - H	21,988,000	19,933,571
Ping An Insurance Group Co. of China Ltd. - H	5,180,000	35,240,002
Qfin Holdings, Inc. - ADR [3]	444,103	12,781,284
Shanghai MicroPort MedBot Group Co. Ltd. - H 2,*	2,681,500	9,938,143
Shenzhen Inovance Technology Co. Ltd. - A	3,004,272	35,492,972
Tencent Holdings Ltd.	4,083,845	347,982,808
Tencent Music Entertainment Group - ADR [3]	1,275,404	29,767,929
Trip.com Group Ltd. - ADR [3]	420,244	31,602,349
WuXi AppTec Co. Ltd. - H [1,2]	1,092,400	16,713,882
Xiaomi Corp. - B 1,2,*	8,003,200	55,621,819
XtalPi Holdings Ltd. 2,*	13,845,000	25,227,643
Zijin Mining Group Co. Ltd. - H	5,230,000	21,866,744
		1,287,810,030
Taiwan — 18.07%
Accton Technology Corp.	463,000	16,011,100
Advanced Energy Solution Holding Co. Ltd.	184,000	7,056,123
ASE Technology Holding Co. Ltd.	3,297,000	18,002,889
ASPEED Technology, Inc.	178,000	29,605,406
Chunghwa Telecom Co. Ltd.	3,604,000	15,776,322
CTBC Financial Holding Co. Ltd.	34,794,000	49,070,659
	Shares, Principal Amount, or Number of Contracts	Value
Delta Electronics, Inc.	2,081,000	$58,621,989
Hon Hai Precision Industry Co. Ltd.	6,287,000	44,890,084
Taiwan Semiconductor Manufacturing Co. Ltd.	4,084,400	177,417,461
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [3]	949,443	265,169,936
Wiwynn Corp.	355,000	38,897,788
		720,519,757
India — 11.03%
Adani Ports & Special Economic Zone Ltd.	2,091,092	33,059,281
Bajaj Finance Ltd.	2,608,459	29,349,037
Bharat Electronics Ltd.	11,112,665	50,583,052
Bharti Airtel Ltd.	2,004,982	42,404,348
HDFC Bank Ltd. - ADR [3]	1,434,978	49,018,848
ICICI Bank Ltd. - SP ADR [3]	2,237,773	67,647,878
Mahindra & Mahindra Ltd.	1,300,926	50,208,759
Max Healthcare Institute Ltd.	2,358,579	29,614,871
One 97 Communications Ltd. *	1,449,021	18,354,018
Reliance Industries Ltd.	1,012,609	15,553,481
The Indian Hotels Co. Ltd.	2,667,640	21,654,744
UltraTech Cement Ltd.	236,119	32,512,097
		439,960,414
South Korea — 10.01%
Doosan Enerbility Co. Ltd. *	230,655	10,307,280
Hana Financial Group, Inc.	320,166	19,906,306
Hanwha Aerospace Co. Ltd.	55,479	43,874,754
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	69,511	20,368,086
Hyosung Heavy Industries Corp.	11,430	10,967,077
Hyundai Mobis Co. Ltd.	117,240	24,943,382
IsuPetasys Co. Ltd.	397,970	20,303,572
Kakao Corp.	183,172	7,799,265
Korea Electric Power Corp.	1,153,528	29,761,910
KT&G Corp.	180,641	17,207,534
Macquarie Korea Infrastructure Fund	717,878	5,890,585
Samsung Biologics Co. Ltd. 1,*	23,331	16,626,796
Samsung Electronics Co. Ltd.	1,878,669	112,626,822
SK Hynix, Inc.	236,982	58,747,361
		399,330,730
Indonesia — 0.94%
Bank Central Asia Tbk PT	50,871,675	23,297,216
Telkom Indonesia Persero Tbk PT	77,800,500	14,325,150
		37,622,366
Singapore — 0.72%
Grab Holdings Ltd. - A 3,*	2,958,953	17,812,897
Sea Ltd. - ADR 3,*	60,057	10,733,988
		28,546,885

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Hong Kong — 0.70%
Hong Kong Exchanges & Clearing Ltd.	489,800	$27,806,218
Japan — 0.51%
Japan Tobacco, Inc.	621,200	20,373,529
Total FAR EAST (Cost $1,993,692,880)		2,961,969,929
SOUTH AMERICA — 7.19%
Brazil — 5.68%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,327,200	57,788,107
Direcional Engenharia SA	7,103,952	21,623,190
Embraer SA - SP ADR [3]	206,563	12,486,733
NU Holdings Ltd. - A 3,*	1,588,414	25,430,508
Rede D'Or Sao Luiz SA 1,2,*	1,929,200	15,289,334
StoneCo Ltd. - A 3,*	1,666,131	31,506,537
Telefonica Brasil SA *	3,501,200	22,373,209
Vale SA - SP ADR [3]	3,678,223	39,945,502
		226,443,120
Peru — 1.24%
Credicorp Ltd. [3]	185,992	49,525,950
Argentina — 0.27%
Grupo Financiero Galicia SA - ADR 3,*	395,759	10,907,118
Total SOUTH AMERICA (Cost $222,558,385)		286,876,188
NORTH AMERICA — 5.45%
United States — 1.75%
MercadoLibre, Inc. *	12,656	29,576,313
Southern Copper Corp.	332,529	40,355,719
		69,932,032
Mexico — 1.46%
Arca Continental SAB de CV	1,660,770	17,443,367
Grupo Financiero Banorte SAB de CV - O	4,066,862	40,845,165
		58,288,532
Canada — 1.40%
Agnico Eagle Mines Ltd.	149,200	25,129,324
Cameco Corp. [3]	365,922	30,686,219
		55,815,543
Panama — 0.84%
Copa Holdings SA - A [3]	279,992	33,268,650
Total NORTH AMERICA (Cost $151,440,736)		217,304,757
EUROPE — 3.50%
Greece — 1.42%
National Bank of Greece SA	3,901,853	56,816,611
Hungary — 1.25%
OTP Bank Nyrt.	574,397	49,687,265
Switzerland — 0.44%
Coca-Cola HBC AG *	368,606	17,390,322
	Shares, Principal Amount, or Number of Contracts	Value
Poland — 0.39%
Powszechny Zaklad Ubezpieczen SA	1,041,847	$15,601,896
Russia — 0.00%
Polyus PJSC 3,*,^	637,510	—
Total EUROPE (Cost $91,471,418)		139,496,094
AFRICA — 2.98%
South Africa — 2.98%
Capitec Bank Holdings Ltd.	169,389	34,180,256
Impala Platinum Holdings Ltd.	1,618,950	20,646,139
MTN Group Ltd.	2,881,747	24,249,976
Naspers Ltd. - N	109,153	39,663,107
		118,739,478
Total AFRICA (Cost $86,418,884)		118,739,478
MIDDLE EAST — 2.94%
United Arab Emirates — 2.46%
Abu Dhabi Commercial Bank PJSC	5,337,292	21,209,452
Aldar Properties PJSC	15,689,698	40,527,596
Dubai Electricity & Water Authority PJSC	16,048,035	11,848,713
Emaar Properties PJSC	6,891,666	24,501,687
		98,087,448
Saudi Arabia — 0.48%
Etihad Etisalat Co.	269,836	4,863,843
The Saudi National Bank	1,377,429	14,384,417
		19,248,260
Total MIDDLE EAST (Cost $91,773,360)		117,335,708
Total COMMON STOCKS (Cost $2,637,355,663)		3,841,722,154
PREFERRED STOCKS — 0.80%
SOUTH AMERICA — 0.80%
Brazil — 0.80%
Itau Unibanco Holding SA - SP ADR, 3.39% [3,4]	4,349,466	31,925,081
Total SOUTH AMERICA (Cost $25,427,716)		31,925,081
Total PREFERRED STOCKS (Cost $25,427,716)		31,925,081

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.30%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.03% [5] (Cost $131,851,442)	131,851,442	$131,851,442

TOTAL INVESTMENTS (Cost $2,794,634,821)	100.43%	$4,005,498,677
Liabilities in Excess of Other Assets	(0.43)%	(17,248,411)
Net Assets	100.00%	$3,988,250,266

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $135,339,316, which represents 3% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At September 30, 2025, the value of restricted securities amounted to $153,878,306 or 4% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
China Literature Ltd.	8/25/25-9/18/25	20,530,968
JD Health International, Inc.	9/9/2025	11,772,910
Rede D'Or Sao Luiz SA	9/15/25-9/29/25	15,025,635
Shanghai MicroPort MedBot Group Co. Ltd. - H	7/30/25-8/14/25	7,476,139
WuXi AppTec Co. Ltd. - H	8/27/25-8/29/25	14,828,255
Xiaomi Corp. - B	4/22/25-9/25/25	51,974,729
XtalPi Holdings Ltd.	8/14/25-8/21/25	15,336,401

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of September 30, 2025 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.77%
FAR EAST — 63.76%
India — 25.25%
Aditya Birla Real Estate Ltd.	25,372	$482,956
Aegis Logistics Ltd.	109,657	945,426
Amber Enterprises India Ltd. *	19,212	1,752,721
Anand Rathi Wealth Ltd.	20,343	647,551
Azad Engineering Ltd. *	55,316	974,905
BLS International Services Ltd.	147,312	534,777
Brigade Enterprises Ltd.	51,123	516,306
Chalet Hotels Ltd. *	151,248	1,621,482
Fortis Healthcare Ltd.	170,885	1,868,435
GE Vernova T&D India Ltd.	56,349	1,878,953
Hitachi Energy India Ltd.	11,442	2,319,735
Home First Finance Co. India Ltd. [1,2]	130,014	1,780,443
Jyoti CNC Automation Ltd. *	94,190	902,267
Kaynes Technology India Ltd. *	22,213	1,766,701
Kfin Technologies Ltd.	95,631	1,131,237
KRN Heat Exchanger And Refrigeration Ltd. *	61,335	581,139
Max Healthcare Institute Ltd.	89,498	1,123,758
Nuvama Wealth Management Ltd.	19,097	1,355,403
Oswal Pumps Ltd. *	207,501	1,687,328
Radico Khaitan Ltd.	63,935	2,078,784
Sobha Ltd.	58,508	1,015,664
Strides Pharma Science Ltd.	124,189	1,150,933
Supreme Industries Ltd.	19,389	922,193
Transformers & Rectifiers India Ltd.	241,252	1,321,549
United Breweries Ltd.	27,714	562,149
UNO Minda Ltd.	95,248	1,393,914
Vishal Mega Mart Ltd. *	1,226,952	2,059,568
		34,376,277
China — 12.22%
Atour Lifestyle Holdings Ltd. - ADR [3]	42,369	1,592,651
China National Building Material Co. Ltd. - H	3,366,000	2,385,088
Daqo New Energy Corp. - ADR 3,*	73,970	2,080,776
GDS Holdings Ltd. - ADR 3,*	51,576	1,995,991
Hangzhou Tigermed Consulting Co. Ltd. - A	177,900	1,456,336
Henan Pinggao Electric Co. Ltd. - A	301,100	710,903
Shanghai MicroPort MedBot Group Co. Ltd. - H 2,*	580,500	2,151,442
Xinyi Glass Holdings Ltd.	1,197,000	1,386,854
XtalPi Holdings Ltd. 2,*	1,577,000	2,873,528
		16,633,569
Taiwan — 8.78%
Advanced Energy Solution Holding Co. Ltd.	36,000	1,380,546
	Shares, Principal Amount, or Number of Contracts	Value
ASPEED Technology, Inc.	18,000	$2,993,805
Chroma ATE, Inc.	135,000	2,576,338
Kaori Heat Treatment Co. Ltd.	147,471	1,608,963
King Slide Works Co. Ltd.	13,000	1,411,968
Kinik Co.	64,000	709,851
LandMark Optoelectronics Corp. *	84,000	1,265,640
		11,947,111
South Korea — 7.50%
HD Hyundai Electric Co. Ltd.	4,568	1,900,001
HD Hyundai Marine Solution Co. Ltd.	17,923	2,687,754
Hyosung Heavy Industries Corp.	2,070	1,986,164
Korea Aerospace Industries Ltd.	14,534	1,122,226
LIG Nex1 Co. Ltd.	2,264	831,428
Sung Kwang Bend Co. Ltd.	72,003	1,686,008
		10,213,581
Vietnam — 3.05%
Asia Commercial Bank JSC	1,727,800	1,663,641
FPT Corp.	383,926	1,352,321
Military Commercial Joint Stock Bank	1,152,000	1,141,725
		4,157,687
Australia — 2.05%
Lynas Rare Earths Ltd. *	250,634	2,784,572
Hong Kong — 1.65%
Hua Hong Semiconductor Ltd. - H 1,2,*	218,000	2,240,221
Singapore — 1.51%
BOC Aviation Ltd. [1,2]	230,200	2,056,753
Kazakhstan — 0.91%
Kaspi.KZ JSC - ADR [3]	15,190	1,240,719
Indonesia — 0.84%
Bank Syariah Indonesia Tbk PT	7,343,100	1,143,206
Total FAR EAST (Cost $64,603,952)		86,793,696
SOUTH AMERICA — 9.76%
Brazil — 7.50%
Cury Construtora e Incorporadora SA	455,017	2,955,505
Inter & Co., Inc. - BDR	214,096	1,990,412
Orizon Valorizacao de Residuos SA *	236,000	2,469,414
PRIO SA *	100,300	717,822
StoneCo Ltd. - A 3,*	109,779	2,075,921
		10,209,074
Peru — 1.32%
Intercorp Financial Services, Inc. [3]	44,559	1,797,510
Argentina — 0.94%
Pampa Energia SA - SP ADR 3,*	21,253	1,276,455
Total SOUTH AMERICA (Cost $8,072,810)		13,283,039

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 6.10%
Mexico — 3.83%
BBB Foods, Inc. - A 3,*	25,839	$696,620
FIBRA Macquarie Mexico [1,2]	412,015	708,458
Prologis Property Mexico SA de CV	433,667	1,776,014
Vista Energy SAB de CV - ADR 3,*	59,186	2,035,998
		5,217,090
Panama — 2.27%
Copa Holdings SA - A [3]	25,953	3,083,735
Total NORTH AMERICA (Cost $6,674,930)		8,300,825
MIDDLE EAST — 6.10%
United Arab Emirates — 4.27%
Air Arabia PJSC	1,907,929	1,951,462
Emirates Central Cooling Systems Corp.	2,603,336	1,148,202
Parkin Co. PJSC	904,482	1,354,799
RAK Properties PJSC *	3,357,575	1,353,695
		5,808,158
Saudi Arabia — 1.83%
Catrion Catering Holding Co.	47,236	1,253,678
Saudi Ground Services Co.	99,655	1,237,817
		2,491,495
Total MIDDLE EAST (Cost $8,420,342)		8,299,653
EUROPE — 5.05%
Greece — 3.04%
JUMBO SA	45,775	1,570,345
Motor Oil Hellas Corinth Refineries SA	22,274	671,848
Public Power Corp. SA	115,064	1,896,342
		4,138,535
Turkey — 1.14%
MLP Saglik Hizmetleri A/S 1,*	75,312	603,516
TAV Havalimanlari Holding A/S *	164,291	949,178
		1,552,694
United Kingdom — 0.87%
Hochschild Mining PLC	247,515	1,187,316
Total EUROPE (Cost $7,302,710)		6,878,545
AFRICA — 4.00%
South Africa — 4.00%
Clicks Group Ltd.	72,543	1,479,517
Growthpoint Properties Ltd.	2,425,963	2,069,163
	Shares, Principal Amount, or Number of Contracts	Value
Impala Platinum Holdings Ltd.	149,337	$1,904,464
		5,453,144
Total AFRICA (Cost $4,027,901)		5,453,144
Total COMMON STOCKS (Cost $99,102,645)		129,008,902
PREFERRED STOCKS — 1.24%
SOUTH AMERICA — 1.24%
Brazil — 1.24%
Bradespar SA, 5.43% [4]	531,900	1,690,967
Total SOUTH AMERICA (Cost $1,578,525)		1,690,967
Total PREFERRED STOCKS (Cost $1,578,525)		1,690,967
SHORT TERM INVESTMENTS — 3.64%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.03% [5] (Cost $4,946,068)	4,946,068	4,946,068

TOTAL INVESTMENTS (Cost $105,627,238)	99.65%	$135,645,937
Other Assets In Excess of Liabilities	0.35%	480,864
Net Assets	100.00%	$136,126,801

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $7,389,391, which represents 5% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At September 30, 2025, the value of restricted securities amounted to $11,810,845 or 9% of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
BOC Aviation Ltd.	5/29/25-6/12/25	606,885
FIBRA Macquarie Mexico	10/26/22-10/28/22	85,022
Home First Finance Co. India Ltd.	9/6/24-2/4/25	614,483
Hua Hong Semiconductor Ltd. - H	7/23/25-7/25/25	951,971
Shanghai MicroPort MedBot Group Co. Ltd. - H	8/14/25-9/2/25	5,601
XtalPi Holdings Ltd.	4/10/25-7/18/25	153,952

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.42%
NORTH AMERICA — 62.47%
United States — 59.19%
AeroVironment, Inc. *	2,134	$671,975
Affirm Holdings, Inc. *	7,659	559,720
Alphabet, Inc. - A	11,751	2,856,668
Amazon.com, Inc. *	4,454	977,965
Apple, Inc.	6,839	1,741,415
AppLovin Corp. - A *	1,562	1,122,359
Arista Networks, Inc. *	5,922	862,895
Astera Labs, Inc. *	2,422	474,228
Axon Enterprise, Inc. *	584	419,102
Bank of America Corp.	15,120	780,041
Boston Scientific Corp. *	4,979	486,100
Broadcom, Inc.	2,508	827,414
Capital One Financial Corp.	2,732	580,769
Carvana Co. *	1,340	505,502
Casey's General Stores, Inc.	1,348	762,051
Cloudflare, Inc. - A *	2,053	440,553
Coinbase Global, Inc. - A *	2,236	754,628
Constellation Energy Corp.	1,190	391,593
Curtiss-Wright Corp.	1,098	596,148
Eli Lilly & Co.	385	293,755
EQT Corp.	17,011	925,909
Exxon Mobil Corp.	7,730	871,557
First Citizens BancShares, Inc. - A	254	454,447
Guardant Health, Inc. *	5,115	319,585
JPMorgan Chase & Co.	5,339	1,684,081
Lam Research Corp.	6,160	824,824
MercadoLibre, Inc. *	210	490,757
Meta Platforms, Inc. - A	2,483	1,823,466
Microsoft Corp.	4,745	2,457,673
Motorola Solutions, Inc.	1,944	888,972
Netflix, Inc. *	646	774,502
NIKE, Inc. - B	5,398	376,403
NVIDIA Corp.	17,169	3,203,392
Philip Morris International, Inc.	1,752	284,174
Planet Fitness, Inc. - A *	5,782	600,172
Prologis, Inc.	2,815	322,374
Quanta Services, Inc.	1,700	704,514
Reddit, Inc. - A *	1,632	375,344
Roper Technologies, Inc.	594	296,222
ServiceNow, Inc. *	315	289,888
Southern Copper Corp.	7,866	954,618
Spotify Technology SA *	1,006	702,188
Stryker Corp.	1,541	569,661
Take-Two Interactive Software, Inc. *	2,680	692,405
Tapestry, Inc.	7,525	851,980
Teledyne Technologies, Inc. *	756	443,046
The Boeing Co. *	3,322	716,987
The Coca-Cola Co.	10,211	677,193
The Mosaic Co.	11,800	409,224
The Southern Co.	13,456	1,275,225
	Shares, Principal Amount, or Number of Contracts	Value
Uber Technologies, Inc. *	6,615	$648,072
US Foods Holding Corp. *	3,825	293,071
Valero Energy Corp.	3,305	562,709
Veeva Systems, Inc. - A *	1,453	432,863
Walmart, Inc.	5,954	613,619
Welltower, Inc.	3,314	590,356
Zillow Group, Inc. - C *	11,745	904,952
		45,411,306
Canada — 2.80%
Agnico Eagle Mines Ltd.	4,200	707,393
Cameco Corp. [1]	7,529	631,382
Shopify, Inc. - A 1,*	5,444	809,033
		2,147,808
Mexico — 0.48%
Grupo Financiero Banorte SAB de CV - O	36,600	367,589
Total NORTH AMERICA (Cost $33,457,542)		47,926,703
EUROPE — 17.62%
United Kingdom — 7.13%
AstraZeneca PLC - SP ADR [1]	4,901	376,005
Barclays PLC	71,888	369,887
British American Tobacco PLC	10,958	582,827
Melrose Industries PLC	42,768	352,104
Rolls-Royce Holdings PLC	85,811	1,379,348
Shell PLC	41,015	1,471,103
Standard Chartered PLC	31,747	616,132
Unilever PLC	5,487	324,329
		5,471,735
Germany — 3.17%
MTU Aero Engines AG	985	454,417
SAP SE	2,467	660,582
Siemens Energy AG *	6,945	816,587
Vonovia SE	15,888	496,529
		2,428,115
Ireland — 1.73%
Eaton Corp. PLC [1]	1,182	442,363
Linde PLC [1]	1,859	883,025
		1,325,388
Switzerland — 1.27%
Geberit AG	348	262,810
Lonza Group AG	1,067	713,437
		976,247
France — 1.19%
Danone SA	5,956	518,966
Legrand SA	2,373	394,300
		913,266
Italy — 0.81%
UniCredit SpA	8,177	622,230
Norway — 0.78%
Telenor ASA	36,009	597,515
Austria — 0.54%
DO & CO AG	1,580	412,551

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Spain — 0.51%
Indra Sistemas SA	8,665	$387,981
Netherlands — 0.49%
ASML Holding NV	389	379,348
Total EUROPE (Cost $9,841,924)		13,514,376
FAR EAST — 14.71%
Japan — 7.35%
BayCurrent, Inc.	7,600	446,629
Disco Corp.	1,900	595,727
Hitachi Ltd.	17,000	450,382
Japan Tobacco, Inc.	19,100	626,424
Mitsubishi UFJ Financial Group, Inc.	56,300	908,197
Nintendo Co. Ltd.	5,200	449,900
Nippon Sanso Holdings Corp.	11,400	403,739
Pan Pacific International Holdings Corp.	98,000	645,227
Sony Financial Group, Inc. *	37,200	41,254
Sony Group Corp.	37,200	1,069,377
		5,636,856
China — 2.86%
Contemporary Amperex Technology Co. Ltd. - H [2]	7,100	522,667
Tencent Holdings Ltd.	19,653	1,674,624
		2,197,291
Australia — 2.05%
BHP Group Ltd.	35,701	989,038
Lynas Rare Earths Ltd. *	52,798	586,592
		1,575,630
Taiwan — 1.37%
Taiwan Semiconductor Manufacturing Co. Ltd.	24,168	1,049,805
India — 1.08%
ICICI Bank Ltd. - SP ADR [1]	27,345	826,639
Total FAR EAST (Cost $8,222,354)		11,286,221
SOUTH AMERICA — 0.87%
Peru — 0.87%
Credicorp Ltd. [1]	2,511	668,629
Total SOUTH AMERICA (Cost $475,410)		668,629
MIDDLE EAST — 0.75%
Israel — 0.75%
CyberArk Software Ltd. 1,*	1,192	575,915
Total MIDDLE EAST (Cost $343,234)		575,915
Total COMMON STOCKS (Cost $52,340,464)		73,971,844
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.71%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.03% [3] (Cost $2,843,312)	2,843,312	$2,843,312

TOTAL INVESTMENTS (Cost $55,183,776)	100.13%	$76,815,156
Liabilities in Excess of Other Assets	(0.13)%	(101,264)
Net Assets	100.00%	$76,713,892

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At September 30, 2025, the value of restricted securities amounted to $522,667 or 1% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Contemporary Amperex Technology Co. Ltd. - H	7/18/2025	347,378

[3]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 92.71%
EUROPE — 48.44%
United Kingdom — 17.47%
Burberry Group PLC *	89,448	$1,413,043
Convatec Group PLC [1,2]	490,238	1,530,648
Cranswick PLC	52,443	3,545,166
Currys PLC	1,664,963	3,133,483
Filtronic PLC *	339,279	544,073
Games Workshop Group PLC	10,602	2,077,855
ICG PLC	26,401	792,650
Kier Group PLC	866,772	2,574,498
LivaNova PLC 3,*	89,900	4,708,962
Marks & Spencer Group PLC	624,937	3,066,022
Melrose Industries PLC	765,343	6,300,974
RS GROUP PLC	260,560	1,997,288
Senior PLC	1,410,186	3,772,985
SigmaRoc PLC *	4,484,628	7,294,876
Smiths Group PLC	266,453	8,447,934
Spirax Group PLC	22,401	2,062,772
Trustpilot Group PLC 1,2,*	461,089	1,407,187
Zegona Communications PLC *	120,905	2,003,401
		56,673,817
Germany — 8.33%
AIXTRON SE	88,160	1,537,784
AlzChem Group AG	8,961	1,585,826
Auto1 Group SE *	141,714	4,847,942
flatexDEGIRO AG	64,356	2,114,189
Friedrich Vorwerk Group SE	49,794	4,807,579
KION Group AG	65,003	4,410,165
LEG Immobilien SE	30,299	2,414,763
PVA TePla AG *	14,665	471,223
Salzgitter AG	79,797	2,419,888
Scout24 SE [1,2]	19,066	2,391,971
		27,001,330
Switzerland — 6.33%
Accelleron Industries AG	27,340	2,315,282
Aryzta AG *	16,626	1,364,724
Belimo Holding AG	3,410	3,586,318
dormakaba Holding AG	5,874	5,411,957
Montana Aerospace AG 1,2,*	129,098	4,521,345
Siegfried Holding AG *	11,564	1,161,720
Tecan Group AG	11,918	2,158,715
		20,520,061
Italy — 2.97%
Banco BPM SpA	98,897	1,484,296
Buzzi SpA	71,591	3,945,018
Lottomatica Group Spa [2]	27,756	747,021
Saipem SpA	1,199,743	3,473,087
		9,649,422
Spain — 2.84%
Fluidra SA	168,266	4,577,319
Tecnicas Reunidas SA *	147,881	4,620,527
		9,197,846
	Shares, Principal Amount, or Number of Contracts	Value
Austria — 2.16%
DO & CO AG	22,668	$5,918,799
Wienerberger AG	33,287	1,077,644
		6,996,443
Ireland — 1.63%
Cairn Homes PLC	960,405	2,164,951
Greencore Group PLC	1,012,652	3,111,977
		5,276,928
Netherlands — 1.59%
Koninklijke BAM Groep NV	338,360	3,204,072
Merus NV 3,*	20,868	1,964,722
		5,168,794
Norway — 1.26%
AutoStore Holdings Ltd. 1,2,*	2,491,253	2,288,139
Odfjell Drilling Ltd.	102,264	796,673
Opera Ltd. - ADR [3]	48,115	993,094
		4,077,906
Denmark — 1.20%
ALK-Abello A/S *	50,974	1,688,330
Netcompany Group A/S 1,2,*	57,720	2,201,138
		3,889,468
France — 1.19%
Sopra Steria Group	7,364	1,405,526
Vicat SACA	35,023	2,465,321
		3,870,847
Finland — 1.03%
Metso OYJ	243,486	3,356,283
Sweden — 0.44%
Ovzon AB *	349,751	1,434,062
Total EUROPE (Cost $126,227,875)		157,113,207
FAR EAST — 30.20%
Japan — 15.76%
ABC-Mart, Inc.	76,700	1,521,423
Ai Robotics, Inc. *	107,900	1,199,086
Asics Corp.	89,300	2,336,757
Azbil Corp.	579,000	5,489,860
BayCurrent, Inc.	33,500	1,968,695
Daifuku Co. Ltd.	70,300	2,249,879
Food & Life Cos. Ltd.	60,700	3,168,881
Fujitec Co. Ltd.	89,050	3,395,913
Harmonic Drive Systems, Inc.	69,500	1,241,374
Katitas Co. Ltd.	11,900	225,389
Kokuyo Co. Ltd.	543,500	3,236,877
Lifedrink Co., Inc.	83,000	1,276,263
Modec, Inc.	66,300	3,698,845
Net Protections Holdings, Inc. *	468,900	2,798,616
Nichias Corp.	62,830	2,360,171
NOF Corp.	98,900	1,725,668
Nojima Corp.	61,600	1,687,871
PAL GROUP Holdings Co. Ltd.	139,600	2,372,568
Resonac Holdings Corp.	62,500	2,116,644
Ryohin Keikaku Co. Ltd.	81,800	1,627,588

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Seiko Group Corp.	42,400	$1,873,457
Yokogawa Electric Corp.	123,600	3,547,147
		51,118,972
India — 3.81%
Bharti Hexacom Ltd.	95,477	1,783,553
Hitachi Energy India Ltd.	7,454	1,511,214
Home First Finance Co. India Ltd. [1,2]	95,444	1,307,033
ICICI Lombard General Insurance Co. Ltd. [1,2]	73,547	1,564,149
Max Healthcare Institute Ltd.	193,510	2,429,757
The Indian Hotels Co. Ltd.	278,287	2,259,013
United Breweries Ltd.	73,370	1,488,231
		12,342,950
Australia — 3.67%
AUB Group Ltd.	141,105	3,053,254
Catapult Sports Ltd. *	814,803	3,708,919
Qoria Ltd. *	3,477,689	1,668,732
Superloop Ltd. *	1,546,544	3,472,589
		11,903,494
South Korea — 2.73%
APR Corp. *	10,075	1,799,942
HD Hyundai Marine Solution Co. Ltd.	17,689	2,652,663
KT Corp.	83,409	3,006,311
LEENO Industrial, Inc.	38,216	1,405,097
		8,864,013
Taiwan — 1.95%
Lotes Co. Ltd.	42,000	2,146,878
Wiwynn Corp.	38,000	4,163,707
		6,310,585
China — 1.81%
China National Building Material Co. Ltd. - H	3,360,000	2,380,837
Sunny Optical Technology Group Co. Ltd.	302,000	3,502,946
		5,883,783
Hong Kong — 0.47%
China Resources Beer Holdings Co. Ltd.	429,000	1,509,387
Total FAR EAST (Cost $74,212,236)		97,933,184
NORTH AMERICA — 9.95%
Canada — 9.33%
Aritzia, Inc. *	69,000	4,173,615
Boardwalk REIT	59,574	2,959,223
CAE, Inc. *	148,400	4,394,312
Capstone Copper Corp. *	366,700	3,114,460
Element Fleet Management Corp.	107,300	2,778,682
Gildan Activewear, Inc.	57,300	3,310,282
Kinaxis, Inc. *	32,411	4,183,830
Maple Leaf Foods, Inc.	120,200	3,110,155
	Shares, Principal Amount, or Number of Contracts	Value
Xenon Pharmaceuticals, Inc. 3,*	55,829	$2,241,534
		30,266,093
Mexico — 0.62%
GCC SAB de CV [2]	211,086	1,997,730
Total NORTH AMERICA (Cost $25,620,988)		32,263,823
SOUTH AMERICA — 2.30%
Brazil — 2.30%
Direcional Engenharia SA	1,680,336	5,114,650
StoneCo Ltd. - A 3,*	124,132	2,347,336
		7,461,986
Total SOUTH AMERICA (Cost $4,363,440)		7,461,986
MIDDLE EAST — 1.19%
Israel — 1.19%
Cognyte Software Ltd. 3,*	171,060	1,436,904
Wix.com Ltd. 3,*	13,641	2,423,051
		3,859,955
Total MIDDLE EAST (Cost $3,966,857)		3,859,955
AFRICA — 0.63%
South Africa — 0.63%
Growthpoint Properties Ltd.	2,411,434	2,056,770
Total AFRICA (Cost $1,683,355)		2,056,770
Total COMMON STOCKS (Cost $236,074,751)		300,688,925
SHORT TERM INVESTMENTS — 6.90%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.03% [4] (Cost $22,372,773)	22,372,773	22,372,773

TOTAL INVESTMENTS (Cost $258,447,524)	99.61%	$323,061,698
Other Assets In Excess of Liabilities	0.39%	1,259,584
Net Assets	100.00%	$324,321,282

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $17,211,610, which represents 5% of Net Assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At September 30, 2025, the value of restricted securities amounted to $19,956,361 or 6% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
AutoStore Holdings Ltd.	8/15/25-9/5/25	2,190,173
Convatec Group PLC	12/9/24-1/28/25	1,446,850
GCC SAB de CV	7/13/18-7/15/25	1,541,901
Home First Finance Co. India Ltd.	7/22/25-7/25/25	1,572,812
ICICI Lombard General Insurance Co. Ltd.	2/27/24-7/16/25	1,526,010
Lottomatica Group Spa	3/4/2025	493,307
Montana Aerospace AG	6/26/25-9/16/25	4,278,185
Netcompany Group A/S	11/13/24-7/16/25	2,766,337
Scout24 SE	5/12/23-8/8/23	1,227,467
Trustpilot Group PLC	2/6/25-9/30/25	1,793,651

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.58%
EUROPE — 68.07%
United Kingdom — 20.12%
AstraZeneca PLC	448	$68,634
Barclays PLC	16,454	84,661
Compass Group PLC	1,665	56,753
Halma PLC	1,640	76,343
Melrose Industries PLC	13,103	107,875
Rolls-Royce Holdings PLC	4,293	69,007
Smiths Group PLC	3,902	123,714
Unilever PLC	447	26,422
		613,409
Germany — 13.15%
adidas AG	107	22,671
BASF SE	794	39,672
Deutsche Telekom AG	1,859	63,335
Infineon Technologies AG	649	25,460
KION Group AG	623	42,268
MTU Aero Engines AG	108	49,825
SAP SE	308	82,472
Siemens Energy AG *	640	75,251
		400,954
Netherlands — 8.78%
Airbus SE	286	66,788
Argenx SE *	30	22,165
ASML Holding NV	122	118,973
Koninklijke Philips NV	2,179	59,692
		267,618
France — 7.46%
AXA SA	1,288	61,766
Danone SA	259	22,568
Legrand SA	355	58,987
L'Oreal SA	87	37,800
Sartorius Stedim Biotech	227	46,261
		227,382
Switzerland — 7.05%
Cie Financiere Richemont SA - A	383	73,523
Lonza Group AG	86	57,503
Montana Aerospace AG 1,2,*	1,729	60,554
Novartis AG	182	23,401
		214,981
Ireland — 5.44%
CRH PLC	1,060	127,888
ICON PLC 3,*	217	37,975
		165,863
Italy — 3.38%
Buzzi SpA	507	27,938
Saipem SpA	10,736	31,080
UniCredit SpA	579	44,059
		103,077
	Shares, Principal Amount, or Number of Contracts	Value
Spain — 1.48%
Banco Bilbao Vizcaya Argentaria SA	2,345	$45,187
Denmark — 1.21%
Novo Nordisk A/S - B	662	36,861
Total EUROPE (Cost $1,765,520)		2,075,332
FAR EAST — 19.45%
Japan — 18.56%
Daifuku Co. Ltd.	700	22,403
Japan Tobacco, Inc.	2,600	85,272
Mitsubishi Heavy Industries Ltd.	1,400	36,637
Mitsubishi UFJ Financial Group, Inc.	5,300	85,496
Nintendo Co. Ltd.	900	77,867
Nippon Sanso Holdings Corp.	1,800	63,748
Pan Pacific International Holdings Corp.	10,500	69,132
Sanrio Co. Ltd.	600	28,164
Sony Financial Group, Inc. *	1,800	1,996
Sony Group Corp.	1,800	51,744
Tokyo Electron Ltd.	100	17,727
Yaskawa Electric Corp.	1,200	25,545
		565,731
Singapore — 0.89%
Sea Ltd. - ADR 3,*	152	27,167
Total FAR EAST (Cost $500,451)		592,898
NORTH AMERICA — 8.06%
Canada — 7.01%
Canadian Natural Resources Ltd.	1,000	31,975
Dollarama, Inc.	700	92,317
Shopify, Inc. - A *	400	59,427
Thomson Reuters Corp.	193	29,969
		213,688
United States — 1.05%
Spotify Technology SA *	46	32,108
Total NORTH AMERICA (Cost $212,370)		245,796
Total COMMON STOCKS (Cost $2,478,341)		2,914,026

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 4.81%
Northern Institutional Treasury Portfolio (Premier Class), 3.95% [4] (Cost $146,550)	146,550	$146,550

TOTAL INVESTMENTS (Cost $2,624,891)	100.39%	$3,060,576
Liabilities in Excess of Other Assets	(0.39)%	(11,985)
Net Assets	100.00%	$3,048,591

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $60,554, which represents 2% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At September 30, 2025, the value of restricted securities amounted to $60,554 or 2% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Montana Aerospace AG	7/8/25-9/18/25	58,931

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.78%
INDUSTRIALS — 26.79%
Electrical Equipment — 7.50%
American Superconductor Corp. *	114,169	$6,780,497
Amprius Technologies, Inc. *	494,160	5,198,563
Enovix Corp. *	127,399	1,270,168
Eos Energy Enterprises, Inc. *	1,049,347	11,952,062
NuScale Power Corp. *	42,279	1,522,044
Powell Industries, Inc.	13,597	4,144,502
Power Solutions International, Inc. *	21,436	2,105,444
		32,973,280
Aerospace & Defense — 4.88%
Astronics Corp. *	41,620	1,898,288
Byrna Technologies, Inc. *	75,613	1,675,584
Karman Holdings, Inc. *	77,673	5,607,991
Kratos Defense & Security Solutions, Inc. *	38,725	3,538,303
Mercury Systems, Inc. *	35,264	2,729,434
TAT Technologies Ltd. 1,*	49,116	2,162,577
VSE Corp.	23,128	3,844,799
		21,456,976
Professional Services — 4.52%
BlackSky Technology, Inc. *	211,145	4,254,572
Innodata, Inc. *	46,963	3,619,438
Planet Labs PBC *	778,262	10,101,841
Willdan Group, Inc. *	19,725	1,907,210
		19,883,061
Construction & Engineering — 3.14%
Ameresco, Inc. - A *	34,327	1,152,701
Argan, Inc.	20,858	5,632,703
Construction Partners, Inc. - A *	38,740	4,919,980
MYR Group, Inc. *	10,045	2,089,661
		13,795,045
Machinery — 2.62%
Blue Bird Corp. *	50,690	2,917,209
Federal Signal Corp.	14,346	1,707,031
Helios Technologies, Inc.	28,486	1,484,975
REV Group, Inc.	63,668	3,608,066
Standex International Corp.	8,590	1,820,221
		11,537,502
Trading Companies & Distributors — 2.02%
DXP Enterprises, Inc. *	20,880	2,486,181
Xometry, Inc. - A *	117,508	6,400,661
		8,886,842
Commercial Services & Supplies — 1.60%
CECO Environmental Corp. *	82,742	4,236,390
	Shares, Principal Amount, or Number of Contracts	Value
OPENLANE, Inc. *	97,087	$2,794,164
		7,030,554
Building Products — 0.51%
AZZ, Inc.	20,666	2,255,281
Total INDUSTRIALS (Cost $68,790,646)		117,818,541
HEALTH CARE — 23.07%
Biotechnology — 9.99%
Apogee Therapeutics, Inc. *	67,779	2,692,860
Arcutis Biotherapeutics, Inc. *	174,982	3,298,411
Astria Therapeutics, Inc. *	228,619	1,664,346
Celcuity, Inc. *	25,912	1,280,053
Centessa Pharmaceuticals PLC - ADR 1,*	82,307	1,995,945
Cidara Therapeutics, Inc. *	25,485	2,440,444
Immunome, Inc. *	75,947	889,339
Invivyd, Inc. *	367,536	404,290
Kiniksa Pharmaceuticals International PLC 1,*	104,425	4,054,823
Korro Bio, Inc. *	45,422	2,175,259
Praxis Precision Medicines, Inc. *	42,953	2,276,509
Precigen, Inc. *	325,975	1,072,458
Protagonist Therapeutics, Inc. *	68,852	4,573,838
Rhythm Pharmaceuticals, Inc. *	62,279	6,289,556
Scholar Rock Holding Corp. *	106,697	3,973,396
Spyre Therapeutics, Inc. *	57,593	965,259
Xenon Pharmaceuticals, Inc. 1,*	96,933	3,891,860
		43,938,646
Pharmaceuticals — 8.75%
Amylyx Pharmaceuticals, Inc. *	133,553	1,814,985
ANI Pharmaceuticals, Inc. *	12,725	1,165,610
Crinetics Pharmaceuticals, Inc. *	188,040	7,831,866
Edgewise Therapeutics, Inc. *	87,624	1,421,261
Indivior PLC 1,*	54,422	1,312,114
Ligand Pharmaceuticals, Inc. *	25,962	4,598,909
MBX Biosciences, Inc. *	149,310	2,612,925
Mind Medicine MindMed, Inc. 1,*	273,262	3,221,759
Septerna, Inc. *	171,117	3,218,711
Structure Therapeutics, Inc. - ADR 1,*	91,679	2,567,012
Tarsus Pharmaceuticals, Inc. *	69,294	4,118,143
WaVe Life Sciences Ltd. 1,*	253,634	1,856,601
Xeris Biopharma Holdings, Inc. *	336,137	2,736,155
		38,476,051
Health Care Equipment & Supplies — 2.58%
Alphatec Holdings, Inc. *	224,971	3,271,078
Artivion, Inc. *	40,778	1,726,541

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Beta Bionics, Inc. *	124,236	$2,468,569
NeuroPace, Inc. *	93,896	968,068
TransMedics Group, Inc. *	25,857	2,901,155
		11,335,411
Life Sciences Tools & Services — 1.23%
Adaptive Biotechnologies Corp. *	362,191	5,418,377
Health Care Providers & Services — 0.52%
GeneDx Holdings Corp. *	21,276	2,292,276
Total HEALTH CARE (Cost $68,735,740)		101,460,761
INFORMATION TECHNOLOGY — 15.82%
Software — 6.41%
Agilysys, Inc. *	30,915	3,253,804
Cipher Mining, Inc. *	229,919	2,894,680
Hut 8 Corp. *	74,675	2,599,437
Pagaya Technologies Ltd. - A 1,*	62,838	1,865,660
Porch Group, Inc. *	426,683	7,159,741
Terawulf, Inc. *	913,878	10,436,487
		28,209,809
Electronic Equipment, Instruments & Components — 4.15%
Arlo Technologies, Inc. *	396,663	6,723,438
Evolv Technologies Holdings, Inc. *	612,178	4,621,944
Ouster, Inc. *	155,180	4,197,619
Red Cat Holdings, Inc. *	259,547	2,686,311
		18,229,312
IT Services — 2.51%
Applied Digital Corp. *	223,021	5,116,102
Whitefiber, Inc. *	218,229	5,929,282
		11,045,384
Semiconductors & Semiconductor Equipment — 2.40%
Silicon Motion Technology Corp. - ADR [1]	52,792	5,005,209
SiTime Corp. *	13,747	4,142,109
Ultra Clean Holdings, Inc. *	51,416	1,401,086
		10,548,404
Communications Equipment — 0.35%
Applied Optoelectronics, Inc. *	59,894	1,553,051
Total INFORMATION TECHNOLOGY (Cost $45,306,271)		69,585,960
CONSUMER DISCRETIONARY — 10.88%
Hotels, Restaurants & Leisure — 3.44%
Black Rock Coffee Bar, Inc. - A *	42,263	1,008,395
Genius Sports Ltd. 1,*	412,166	5,102,615
Lindblad Expeditions Holdings, Inc. *	133,776	1,712,333
	Shares, Principal Amount, or Number of Contracts	Value
Rush Street Interactive, Inc. *	357,337	$7,318,262
		15,141,605
Specialty Retail — 3.11%
National Vision Holdings, Inc. *	159,212	4,647,398
The RealReal, Inc. *	493,834	5,249,455
ThredUp, Inc. - A *	399,286	3,773,253
		13,670,106
Diversified Consumer Services — 1.10%
American Public Education, Inc. *	54,913	2,167,416
Lincoln Educational Services Corp. *	64,152	1,507,572
Universal Technical Institute, Inc. *	35,907	1,168,773
		4,843,761
Textiles, Apparel & Luxury Goods — 0.99%
Wolverine World Wide, Inc.	158,911	4,360,518
Broadline Retail — 0.68%
Groupon, Inc. *	67,126	1,567,392
Pattern Group, Inc. - A *	103,451	1,417,279
		2,984,671
Automobile Components — 0.63%
Cooper-Standard Holdings, Inc. *	28,825	1,064,507
LCI Industries	18,351	1,709,396
		2,773,903
Leisure Products — 0.59%
Latham Group, Inc. *	337,905	2,571,457
Household Durables — 0.34%
Dream Finders Homes, Inc. - A *	58,013	1,503,697
Total CONSUMER DISCRETIONARY (Cost $37,148,744)		47,849,718
MATERIALS — 6.53%
Metals & Mining — 6.03%
Almonty Industries, Inc. 1,*	541,396	3,264,618
Critical Metals Corp. 1,*	179,668	1,117,535
IAMGOLD Corp. 1,*	460,934	5,959,877
Ivanhoe Electric, Inc. *	336,619	4,224,568
Perpetua Resources Corp. 1,*	189,170	3,826,909
TMC the metals co, Inc. 1,*	319,662	2,036,247
United States Antimony Corp. *	450,313	2,791,940
USA Rare Earth, Inc. - A *	192,172	3,303,437
		26,525,131
Chemicals — 0.50%
ASP Isotopes, Inc. *	226,542	2,179,334
Total MATERIALS (Cost $22,022,082)		28,704,465

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 6.33%
Oil, Gas & Consumable Fuels — 5.37%
Centrus Energy Corp. - A *	35,650	$11,053,996
Energy Fuels, Inc. 1,*	215,464	3,307,372
Gulfport Energy Corp. *	10,913	1,975,035
Lightbridge Corp. *	63,500	1,346,835
Uranium Energy Corp. *	443,924	5,921,946
		23,605,184
Energy Equipment & Services — 0.96%
Solaris Energy Infrastructure, Inc.	53,997	2,158,260
Tidewater, Inc. *	38,416	2,048,725
		4,206,985
Total ENERGY (Cost $12,173,749)		27,812,169
FINANCIALS — 5.61%
Banks — 1.76%
Coastal Financial Corp. *	56,892	6,154,008
Pathward Financial, Inc.	21,415	1,584,924
		7,738,932
Consumer Finance — 1.76%
Dave, Inc. *	22,986	4,582,259
LendingClub Corp. *	207,799	3,156,467
		7,738,726
Insurance — 0.98%
Ategrity Specialty Holdings LLC *	60,925	1,204,487
HCI Group, Inc.	16,209	3,110,994
		4,315,481
Capital Markets — 0.74%
Miami International Holdings, Inc. *	30,592	1,231,634
WisdomTree, Inc.	144,372	2,006,771
		3,238,405
Financial Services — 0.37%
Sezzle, Inc. *	20,631	1,640,783
Total FINANCIALS (Cost $17,664,037)		24,672,327
CONSUMER STAPLES — 2.39%
Beverages — 0.97%
The Vita Coco Co., Inc. *	100,121	4,252,139
Food Products — 0.92%
Vital Farms, Inc. *	98,848	4,067,595
Consumer Staples Distribution & Retail — 0.50%
Guardian Pharmacy Services, Inc. - A *	83,591	2,192,592
Total CONSUMER STAPLES (Cost $7,683,666)		10,512,326
	Shares, Principal Amount, or Number of Contracts	Value
COMMUNICATION SERVICES — 1.36%
Entertainment — 0.91%
IMAX Corp. 1,*	121,815	$3,989,441
Media — 0.45%
Magnite, Inc. *	91,861	2,000,733
Total COMMUNICATION SERVICES (Cost $4,421,134)		5,990,174
Total COMMON STOCKS (Cost $283,946,069)		434,406,441
SHORT TERM INVESTMENTS — 1.00%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.03% [2] (Cost $4,398,471)	4,398,471	4,398,471

TOTAL INVESTMENTS (Cost $288,344,540)	99.78%	$438,804,912
Other Assets In Excess of Liabilities	0.22%	969,152
Net Assets	100.00%	$439,774,064

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.35%
INDUSTRIALS — 27.89%
Aerospace & Defense — 9.28%
AeroVironment, Inc. *	47,757	$15,038,202
Axon Enterprise, Inc. *	18,490	13,269,164
Carpenter Technology Corp.	28,702	7,047,489
Curtiss-Wright Corp.	35,010	19,008,329
Embraer SA - SP ADR [1]	102,083	6,170,917
Karman Holdings, Inc. *	271,223	19,582,301
Kratos Defense & Security Solutions, Inc. *	169,121	15,452,586
Rocket Lab Corp. *	197,027	9,439,563
		105,008,551
Machinery — 5.68%
Crane Co.	66,522	12,249,361
ESCO Technologies, Inc.	45,153	9,532,250
Federal Signal Corp.	68,158	8,110,120
Flowserve Corp.	143,894	7,646,527
Gates Industrial Corp. PLC 1,*	304,334	7,553,570
JBT Marel Corp.	66,061	9,278,268
SPX Technologies, Inc. *	52,903	9,881,222
		64,251,318
Construction & Engineering — 5.15%
Construction Partners, Inc. - A *	102,643	13,035,661
Dycom Industries, Inc. *	27,695	8,080,293
Everus Construction Group, Inc. *	94,962	8,142,991
IES Holdings, Inc. *	15,389	6,119,436
MYR Group, Inc. *	28,033	5,831,705
Sterling Infrastructure, Inc. *	49,972	16,974,489
		58,184,575
Electrical Equipment — 2.77%
American Superconductor Corp. *	96,932	5,756,791
Bloom Energy Corp. - A *	171,243	14,482,021
NEXTracker, Inc. - A *	88,148	6,522,071
NuScale Power Corp. *	125,074	4,502,664
		31,263,547
Trading Companies & Distributors — 2.54%
FTAI Aviation Ltd.	78,858	13,158,246
SiteOne Landscape Supply, Inc. *	59,356	7,645,053
Xometry, Inc. - A *	146,166	7,961,662
		28,764,961
Professional Services — 2.09%
Planet Labs PBC *	1,824,609	23,683,425
	Shares, Principal Amount, or Number of Contracts	Value
Building Products — 0.38%
Resideo Technologies, Inc. *	99,318	$4,288,551
Total INDUSTRIALS (Cost $192,218,318)		315,444,928
INFORMATION TECHNOLOGY — 20.68%
Semiconductors & Semiconductor Equipment — 8.23%
Ambarella, Inc. *	73,232	6,043,105
Astera Labs, Inc. *	95,072	18,615,097
Camtek Ltd. 1,*	44,336	4,657,497
Credo Technology Group Holding Ltd. 1,*	125,074	18,212,025
Impinj, Inc. *	69,244	12,515,853
MACOM Technology Solutions Holdings, Inc. *	50,138	6,241,680
Semtech Corp. *	86,208	6,159,562
SiTime Corp. *	68,662	20,688,547
		93,133,366
Software — 6.47%
CommVault Systems, Inc. *	85,220	16,087,832
Core Scientific, Inc. *	450,807	8,087,477
D-Wave Quantum, Inc. *	375,382	9,275,689
Hut 8 Corp. *	154,168	5,366,588
InterDigital, Inc.	46,668	16,111,194
Rubrik, Inc. - A *	60,024	4,936,974
Terawulf, Inc. *	631,837	7,215,578
Varonis Systems, Inc. *	106,006	6,092,165
		73,173,497
Electronic Equipment, Instruments & Components — 4.81%
Celestica, Inc. 1,*	40,269	9,921,476
Coherent Corp. *	58,000	6,247,760
Fabrinet 1,*	53,789	19,612,545
Mirion Technologies, Inc. *	374,498	8,710,824
OSI Systems, Inc. *	28,362	7,068,945
Ouster, Inc. *	106,118	2,870,492
		54,432,042
Communications Equipment — 1.17%
Lumentum Holdings, Inc. *	81,391	13,243,130
Total INFORMATION TECHNOLOGY (Cost $166,125,629)		233,982,035
HEALTH CARE — 19.97%
Biotechnology — 11.80%
Alkermes PLC 1,*	159,017	4,770,510
Apogee Therapeutics, Inc. *	204,962	8,143,140
Arrowhead Pharmaceuticals, Inc. *	261,407	9,015,927
Bridgebio Pharma, Inc. *	254,160	13,201,070
Kymera Therapeutics, Inc. *	162,270	9,184,482
Madrigal Pharmaceuticals, Inc. *	22,303	10,229,494

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Natera, Inc. *	69,947	$11,259,369
Nuvalent, Inc. - A *	41,607	3,598,173
Protagonist Therapeutics, Inc. *	136,081	9,039,861
PTC Therapeutics, Inc. *	135,105	8,291,394
Rhythm Pharmaceuticals, Inc. *	155,709	15,725,052
Scholar Rock Holding Corp. *	244,070	9,089,167
Spyre Therapeutics, Inc. *	188,785	3,164,037
Travere Therapeutics, Inc. *	136,166	3,254,367
Ultragenyx Pharmaceutical, Inc. *	116,814	3,513,765
Xenon Pharmaceuticals, Inc. 1,*	298,098	11,968,635
		133,448,443
Pharmaceuticals — 4.80%
Axsome Therapeutics, Inc. *	42,926	5,213,363
Corcept Therapeutics, Inc. *	60,621	5,038,211
Crinetics Pharmaceuticals, Inc. *	523,422	21,800,526
Edgewise Therapeutics, Inc. *	222,403	3,607,377
Septerna, Inc. *	389,825	7,332,608
Tarsus Pharmaceuticals, Inc. *	114,759	6,820,127
WaVe Life Sciences Ltd. 1,*	618,156	4,524,902
		54,337,114
Health Care Providers & Services — 2.01%
GeneDx Holdings Corp. *	53,156	5,727,027
Guardant Health, Inc. *	271,872	16,986,563
		22,713,590
Health Care Equipment & Supplies — 1.36%
iRhythm Technologies, Inc. *	41,968	7,218,076
TransMedics Group, Inc. *	72,387	8,121,822
		15,339,898
Total HEALTH CARE (Cost $177,161,969)		225,839,045
CONSUMER DISCRETIONARY — 13.43%
Hotels, Restaurants & Leisure — 3.46%
Dutch Bros, Inc. - A *	99,123	5,188,098
Life Time Group Holdings, Inc. *	234,141	6,462,292
Planet Fitness, Inc. - A *	43,734	4,539,589
Rush Street Interactive, Inc. *	361,575	7,405,056
Sportradar Group AG - A 1,*	342,065	9,201,548
Travel + Leisure Co.	107,195	6,377,031
		39,173,614
Diversified Consumer Services — 3.02%
Adtalem Global Education, Inc. *	79,233	12,237,537
Grand Canyon Education, Inc. *	49,234	10,807,848
Stride, Inc. *	74,610	11,112,413
		34,157,798
	Shares, Principal Amount, or Number of Contracts	Value
Specialty Retail — 2.44%
Boot Barn Holdings, Inc. *	63,169	$10,468,367
Carvana Co. *	28,937	10,916,194
National Vision Holdings, Inc. *	212,243	6,195,373
		27,579,934
Automobile Components — 1.62%
Modine Manufacturing Co. *	78,984	11,228,365
Visteon Corp.	58,795	7,047,169
		18,275,534
Household Durables — 1.40%
Installed Building Products, Inc.	43,920	10,833,307
Meritage Homes Corp.	69,817	5,056,845
		15,890,152
Broadline Retail — 0.97%
Ollie's Bargain Outlet Holdings, Inc. *	85,238	10,944,559
Automobiles — 0.52%
Thor Industries, Inc.	57,006	5,910,952
Total CONSUMER DISCRETIONARY (Cost $118,261,349)		151,932,543
ENERGY — 5.48%
Oil, Gas & Consumable Fuels — 3.61%
Cameco Corp. [1]	123,338	10,343,125
Centrus Energy Corp. - A *	26,127	8,101,199
Gulfport Energy Corp. *	30,954	5,602,055
Uranium Energy Corp. *	1,255,200	16,744,368
		40,790,747
Energy Equipment & Services — 1.87%
Solaris Energy Infrastructure, Inc.	119,419	4,773,177
TechnipFMC PLC [1]	181,501	7,160,214
Weatherford International PLC [1]	135,213	9,252,626
		21,186,017
Total ENERGY (Cost $33,239,989)		61,976,764
FINANCIALS — 5.32%
Insurance — 1.91%
Accelerant Holdings - A 1,*	197,081	2,934,536
HCI Group, Inc.	63,260	12,141,492
Neptune Insurance Holdings, Inc. - A *	26,130	522,600
Skyward Specialty Insurance Group, Inc. *	126,194	6,001,787
		21,600,415
Consumer Finance — 1.16%
Dave, Inc. *	31,341	6,247,828

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
LendingClub Corp. *	450,626	$6,845,009
		13,092,837
Capital Markets — 0.93%
Piper Sandler Cos.	15,692	5,444,967
StoneX Group, Inc. *	49,668	5,012,495
		10,457,462
Financial Services — 0.85%
Paymentus Holdings, Inc. - A *	314,744	9,631,166
Banks — 0.47%
Customers Bancorp, Inc. *	82,054	5,363,870
Total FINANCIALS (Cost $55,731,811)		60,145,750
MATERIALS — 2.82%
Metals & Mining — 2.82%
Hudbay Minerals, Inc. [1]	394,668	5,983,167
MP Materials Corp. *	107,885	7,235,847
Pan American Silver Corp. [1]	389,047	15,067,790
USA Rare Earth, Inc. - A *	212,166	3,647,134
		31,933,938
Total MATERIALS (Cost $19,582,734)		31,933,938
CONSUMER STAPLES — 1.82%
Tobacco — 0.88%
Turning Point Brands, Inc.	100,583	9,943,635
Personal Care Products — 0.50%
Oddity Tech Ltd. - A 1,*	91,112	5,676,278
Consumer Staples Distribution & Retail — 0.44%
The Chefs' Warehouse, Inc. *	84,554	4,932,035
Total CONSUMER STAPLES (Cost $18,997,259)		20,551,948
COMMUNICATION SERVICES — 0.94%
Diversified Telecommunication Services — 0.59%
AST SpaceMobile, Inc. *	136,695	6,708,991
Media — 0.35%
Magnite, Inc. *	181,403	3,950,957
Total COMMUNICATION SERVICES (Cost $8,069,378)		10,659,948
Total COMMON STOCKS (Cost $789,388,436)		1,112,466,899
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.43%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.03% [2] (Cost $27,438,505)	27,438,505	$27,438,505

TOTAL INVESTMENTS (Cost $816,826,941)	100.78%	$1,139,905,404
Liabilities In Excess of Other Assets	(0.78)%	(8,795,908)
Net Assets	100.00%	$1,131,109,496

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.93%
INDUSTRIALS — 27.69%
Aerospace & Defense — 9.65%
AeroVironment, Inc. *	3,649	$1,149,034
Axon Enterprise, Inc. *	1,945	1,395,810
BWX Technologies, Inc.	6,414	1,182,549
Carpenter Technology Corp.	2,707	664,677
Curtiss-Wright Corp.	2,232	1,211,842
Karman Holdings, Inc. *	2,921	210,896
Rocket Lab Corp. *	17,619	844,126
		6,658,934
Construction & Engineering — 6.18%
Comfort Systems USA, Inc.	1,342	1,107,391
Everus Construction Group, Inc. *	4,173	357,835
MasTec, Inc. *	2,628	559,265
Quanta Services, Inc.	3,247	1,345,622
Sterling Infrastructure, Inc. *	2,642	897,434
		4,267,547
Machinery — 3.79%
Crane Co.	5,132	945,007
Flowserve Corp.	8,472	450,202
Lincoln Electric Holdings, Inc.	1,327	312,946
RBC Bearings, Inc. *	2,327	908,205
		2,616,360
Trading Companies & Distributors — 2.46%
Core & Main, Inc. - A *	6,987	376,110
FTAI Aviation Ltd.	5,449	909,220
QXO, Inc. *	21,500	409,790
		1,695,120
Electrical Equipment — 1.78%
Bloom Energy Corp. - A *	5,268	445,515
Generac Holdings, Inc. *	2,755	461,187
nVent Electric PLC [1]	3,272	322,750
		1,229,452
Professional Services — 1.55%
CACI International, Inc. - A *	1,061	529,205
UL Solutions, Inc. - A	7,601	538,607
		1,067,812
Building Products — 1.47%
Advanced Drainage Systems, Inc.	3,365	466,725
Armstrong World Industries, Inc.	2,795	547,848
		1,014,573
Air Freight & Logistics — 0.50%
C.H. Robinson Worldwide, Inc.	2,604	344,770
	Shares, Principal Amount, or Number of Contracts	Value
Passenger Airlines — 0.31%
Joby Aviation, Inc. *	13,432	$216,793
Total INDUSTRIALS (Cost $13,403,666)		19,111,361
INFORMATION TECHNOLOGY — 20.57%
Semiconductors & Semiconductor Equipment — 7.51%
Astera Labs, Inc. *	8,853	1,733,417
Credo Technology Group Holding Ltd. *	6,130	892,589
Impinj, Inc. *	4,174	754,451
MACOM Technology Solutions Holdings, Inc. *	3,076	382,931
Onto Innovation, Inc. *	2,711	350,315
SiTime Corp. *	3,557	1,071,760
		5,185,463
Software — 7.20%
Appfolio, Inc. - A *	1,433	395,021
Circle Internet Group, Inc. *	1,352	179,248
CommVault Systems, Inc. *	5,238	988,830
Core Scientific, Inc. *	42,653	765,195
D-Wave Quantum, Inc. *	13,216	326,567
Guidewire Software, Inc. *	3,152	724,519
InterDigital, Inc.	2,348	810,600
Nutanix, Inc. - A *	4,559	339,144
Rubrik, Inc. - A *	5,344	439,544
		4,968,668
Electronic Equipment, Instruments & Components — 4.69%
Celestica, Inc. 1,*	2,931	722,140
Coherent Corp. *	3,685	396,948
Fabrinet 1,*	2,518	918,113
Jabil, Inc.	2,303	500,143
Teledyne Technologies, Inc. *	1,197	701,490
		3,238,834
Communications Equipment — 1.17%
Lumentum Holdings, Inc. *	4,961	807,204
Total INFORMATION TECHNOLOGY (Cost $10,000,223)		14,200,169
HEALTH CARE — 16.09%
Biotechnology — 9.81%
Alnylam Pharmaceuticals, Inc. *	1,654	754,224
Apogee Therapeutics, Inc. *	8,649	343,625
Argenx SE - ADR 1,*	513	378,368
Arrowhead Pharmaceuticals, Inc. *	16,629	573,534
Ascendis Pharma A/S - ADR 1,*	4,871	968,404
Bridgebio Pharma, Inc. *	9,149	475,199
Exelixis, Inc. *	8,536	352,537
Insmed, Inc. *	2,674	385,083

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Natera, Inc. *	5,161	$830,766
Neurocrine Biosciences, Inc. *	2,825	396,573
PTC Therapeutics, Inc. *	8,289	508,696
Rhythm Pharmaceuticals, Inc. *	3,167	319,835
Xenon Pharmaceuticals, Inc. 1,*	12,044	483,567
		6,770,411
Pharmaceuticals — 2.51%
Corcept Therapeutics, Inc. *	4,807	399,510
Crinetics Pharmaceuticals, Inc. *	31,971	1,331,592
		1,731,102
Health Care Equipment & Supplies — 2.20%
Insulet Corp. *	2,634	813,195
Penumbra, Inc. *	1,237	313,357
TransMedics Group, Inc. *	3,499	392,587
		1,519,139
Health Care Providers & Services — 1.57%
Guardant Health, Inc. *	17,398	1,087,027
Total HEALTH CARE (Cost $8,409,289)		11,107,679
CONSUMER DISCRETIONARY — 15.57%
Specialty Retail — 4.96%
Boot Barn Holdings, Inc. *	3,895	645,479
Carvana Co. *	4,620	1,742,849
Five Below, Inc. *	4,529	700,636
Wayfair, Inc. - A *	3,760	335,881
		3,424,845
Hotels, Restaurants & Leisure — 2.60%
Dutch Bros, Inc. - A *	6,168	322,833
Life Time Group Holdings, Inc. *	12,375	341,550
Planet Fitness, Inc. - A *	3,427	355,723
Sportradar Group AG - A 1,*	16,105	433,224
Viking Holdings Ltd. *	5,469	339,953
		1,793,283
Household Durables — 2.53%
SharkNinja, Inc. *	4,554	469,745
Somnigroup International, Inc.	4,520	381,172
Toll Brothers, Inc.	3,071	424,228
TopBuild Corp. *	1,208	472,159
		1,747,304
Textiles, Apparel & Luxury Goods — 1.64%
Amer Sports, Inc. 1,*	11,140	387,115
Tapestry, Inc.	6,558	742,456
		1,129,571
Automobile Components — 1.50%
Modine Manufacturing Co. *	4,469	635,313
Visteon Corp.	3,329	399,014
		1,034,327
	Shares, Principal Amount, or Number of Contracts	Value
Diversified Consumer Services — 1.03%
Grand Canyon Education, Inc. *	3,257	$714,977
Broadline Retail — 0.77%
Ollie's Bargain Outlet Holdings, Inc. *	4,157	533,759
Automobiles — 0.54%
Thor Industries, Inc.	3,589	372,143
Total CONSUMER DISCRETIONARY (Cost $8,299,351)		10,750,209
FINANCIALS — 4.88%
Capital Markets — 3.02%
Evercore, Inc. - A	995	335,633
Robinhood Markets, Inc. - A *	9,059	1,297,068
StoneX Group, Inc. *	4,464	450,507
		2,083,208
Financial Services — 1.86%
Affirm Holdings, Inc. *	8,205	599,621
Paymentus Holdings, Inc. - A *	22,395	685,287
		1,284,908
Total FINANCIALS (Cost $1,929,547)		3,368,116
ENERGY — 4.55%
Oil, Gas & Consumable Fuels — 2.88%
Antero Resources Corp. *	10,412	349,427
Cameco Corp. [1]	8,435	707,359
NexGen Energy Ltd. 1,*	103,810	929,099
		1,985,885
Energy Equipment & Services — 1.67%
TechnipFMC PLC [1]	17,056	672,859
Weatherford International PLC [1]	7,038	481,611
		1,154,470
Total ENERGY (Cost $1,962,022)		3,140,355
COMMUNICATION SERVICES — 3.31%
Entertainment — 2.71%
Take-Two Interactive Software, Inc. *	4,218	1,089,762
TKO Group Holdings, Inc.	3,857	778,960
		1,868,722
Diversified Telecommunication Services — 0.60%
AST SpaceMobile, Inc. *	8,460	415,217
Total COMMUNICATION SERVICES (Cost $1,770,311)		2,283,939

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 2.90%
Beverages — 1.18%
Celsius Holdings, Inc. *	14,161	$814,116
Personal Care Products — 1.04%
elf Beauty, Inc. *	5,432	719,631
Consumer Staples Distribution & Retail — 0.68%
Casey's General Stores, Inc.	833	470,912
Total CONSUMER STAPLES (Cost $1,636,763)		2,004,659
MATERIALS — 1.95%
Metals & Mining — 1.44%
Coeur Mining, Inc. *	27,251	511,229
MP Materials Corp. *	7,209	483,507
		994,736
Chemicals — 0.51%
The Mosaic Co.	10,119	350,927
Total MATERIALS (Cost $1,098,347)		1,345,663
UTILITIES — 1.42%
Independent Power and Renewable Electricity Producers — 0.94%
Ormat Technologies, Inc.	3,916	376,915
Talen Energy Corp. *	643	273,520
		650,435
Electric Utilities — 0.48%
Oklo, Inc. *	2,970	331,541
Total UTILITIES (Cost $737,653)		981,976
Total COMMON STOCKS (Cost $49,247,172)		68,294,126
SHORT TERM INVESTMENTS — 1.14%
Northern Institutional Government Portfolio (Shares Class), 3.98% [2] (Cost $783,344)	783,344	783,344

TOTAL INVESTMENTS (Cost $50,030,516)	100.07%	$69,077,470
Liabilities In Excess of Other Assets	(0.07)%	(46,337)
Net Assets	100.00%	$69,031,133

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 7.08%
Leisure Facilities & Services — 2.70%
Crown Finance US, Inc., First Amendment Term Loan 8.78%, (1-Month USD CME Term SOFR+450 basis points), 12/2/31 [1]	$2,418,746	$2,411,804
Leisure Products — 2.18%
Recess Holdings, Inc., Initial Term Loan 8.07%, (3-Month USD CME Term SOFR+375 basis points), 2/20/30 [1]	1,941,920	1,947,474
Telecommunications — 2.20%
Crown Subsea Communications Holding, Inc., 2025 Term Loan 7.66%, (1-Month USD CME Term SOFR+350 basis points), 1/30/31 [1]	1,952,180	1,962,429
Total BANK LOANS (Cost $6,281,086)		6,321,707
CORPORATE BONDS — 15.92%
Electric Utilities — 9.32%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [2,3,4,5]	2,933,580	3,198,676
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [2,3,4,5,6]	5,050,000	5,127,114
		8,325,790
Insurance — 3.88%
Genworth Holdings, Inc. 6.48%, (CME Term SOFR 3M + 226 basis points), 11/15/36 [5]	4,071,000	3,466,345
Real Estate Investment Trusts — 1.69%
Service Properties Trust 8.63%, 11/15/31 [2,4]	1,416,000	1,507,607
Technology Hardware — 1.03%
NCR Atleos Corp. 9.50%, 4/1/29 [2,4]	847,000	916,896
Total CORPORATE BONDS (Cost $13,301,181)		14,216,638
COMMON STOCKS — 58.12%
Asset Management — 23.49%
Archimedes Tech SPAC Partners II Co. *	166,595	1,700,935
Armada Acquisition Corp. II - A *	58,475	610,479
BERTO ACQUISITION CORP. *	127,891	1,331,345
	Shares, Principal Amount, or Number of Contracts	Value
Blue Water Acquisition Corp. III *	86,524	$861,779
Bold Eagle Acquisition Corp. - A *	260,438	2,708,555
BTC Development Corp. *	29,414	294,140
Cannae Holdings, Inc.	136,554	2,500,304
Cantor Equity Partners III, Inc. - A *	36,114	372,697
Galata Acquisition Corp. II *	61,098	609,758
Gesher Acquisition Corp. II - A *	104,923	1,064,968
HCM III Acquisition Corp. - A *	16,838	170,064
Highview Merger Corp. *	167,374	1,693,825
K&F Growth Acquisition Corp. II - A *	236,825	2,420,352
NewHold Investment Corp. III - A *	104,923	1,068,116
Oaktree Acquisition Corp. III Life Sciences - A *	233,086	2,440,410
Willow Lane Acquisition Corp. - A *	97,592	1,130,115
		20,977,842
Banking — 1.48%
Blue Foundry Bancorp *	144,897	1,317,114
Biotechnology & Pharmaceuticals — 16.10%
Apogee Therapeutics, Inc. *	18,837	748,394
Crinetics Pharmaceuticals, Inc. *	105,264	4,384,246
Septerna, Inc. *	124,759	2,346,717
Viridian Therapeutics, Inc. *	115,677	2,496,310
Xenon Pharmaceuticals, Inc. 7,*	109,656	4,402,688
		14,378,355
Commercial Support Services — 1.54%
GXO Logistics, Inc. *	25,972	1,373,659
Food — 2.02%
Kellanova	21,933	1,798,945
Industrial Intermediate Products — 3.23%
Hillman Solutions Corp. *	314,568	2,887,734
Industrial Support Services — 2.73%
WillScot Holdings Corp. [6]	115,645	2,441,266
Leisure Facilities & Services — 5.00%
Golden Entertainment, Inc.	74,220	1,750,108
Lucky Strike Entertainment Corp.	138,910	1,422,438
Penn Entertainment, Inc. *	67,125	1,292,827
		4,465,373
Medical Equipment & Devices — 0.20%
Beta Bionics, Inc. *	8,839	175,631
Specialty Finance — 2.33%
Jefferson Capital, Inc.	120,326	2,076,827
Total COMMON STOCKS (Cost $51,112,406)		51,892,746

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
RIGHTS — 0.25%
Asset Management — 0.25%
Bold Eagle Acquisition Corp. *	$532,713	$143,833
K&F Growth Acquisition Corp. II *	588,826	76,606
		220,439
Total RIGHTS (Cost $—)		220,439
SOVEREIGN BONDS — 3.98%
Transportation & Logistics — 3.98%
Danaos Corp. 8.50%, 3/1/28 [2,4,7]	3,489,000	3,558,162
Total SOVEREIGN BONDS (Cost $3,497,644)		3,558,162
WARRANTS — 0.49%
Archimedes Tech SPAC Partners II Co., Exp. 4/2/30, Strike $11.50 *	196,756	68,884
Armada Acquisition Corp. II - A, Exp. 4/28/30, Strike $11.50 *	29,237	27,772
BERTO ACQUISITION CORP., Exp. 4/28/30, Strike $11.50 *	93,105	65,155
Blue Water Acquisition Corp. III, Exp. 12/31/26, Strike $11.50 *	43,262	6,061
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	12,135
Calidi Biotherapeutics, Inc., Exp. 9/10/26, Strike $115.00 *	193,125	985
Gesher Acquisition Corp. II, Exp. 3/12/30, Strike $11.50 *	93,474	29,912
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	41,531
HCM III Acquisition Corp., Exp. 7/31/30, Strike $11.50 *	5,612	3,928
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	443
NewHold Investment Corp. III, Exp. 3/3/32, Strike $0.00 *	117,468	42,289
Oaktree Acquisition Corp. III Life Sciences, Exp. 12/6/29, Strike $11.50 *	79,907	69,519
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 7,*	121,900	60,950
Revolution Medicines, Inc., Exp. 11/14/28, Strike $11.50 *	26,680	8,004
	Shares, Principal Amount, or Number of Contracts	Value
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	$2,292
Total WARRANTS (Cost $9,328)		439,860
SHORT TERM INVESTMENTS — 12.72%
Northern Institutional Treasury Portfolio (Premier Class), 3.95% [8] (Cost $11,354,444)	11,354,444	11,354,444

TOTAL INVESTMENTS (Cost $85,556,089)	98.56%	$88,003,996
Other Assets In Excess of Liabilities	1.44%	1,284,548
Net Assets	100.00%	$89,288,544

CMT	Constant Maturity

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at September 30, 2025. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $14,308,455, which represents 16% of Net Assets.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At September 30, 2025, the value of restricted securities amounted to $14,308,455 or 16% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
NCR Atleos Corp., 9.50%, 4/01/29	2/27/2024	884,854
NRG Energy, Inc., 10.25%, 3/15/28	11/8/23-11/20/23	5,780,545
Service Properties Trust, 8.63%, 11/15/31	4/11/24-4/16/24	2,946,142
Vistra Corp., 7.00%, 12/15/26	12/14/21-11/7/22	47,144,550
Danaos Corp., 8.50%, 3/01/28	7/6/23-4/17/24	2,946,142

[5]	Variable rate security. Rates disclosed as of September 30, 2025.
[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[7]	Foreign security denominated and/or traded in U.S. dollars.
[8]	7 day current yield as of September 30, 2025 is disclosed.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

MSDRCASI Basket*	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/4/2026	MS	USD	23,852	$23,852	$—	$23,852
SPDR S&P Regional Banking ETF	Financing Index: 1-Day US Federal Fund Effective Rate - 0.5% (Monthly)	5/15/2026	MS	USD	27,291	27,291	—	27,291
Subtotal Appreciation						$51,143	$—	$51,143

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
GSUCDHY1 Basket**	Financing Index: 1-Day US Federal Fund Effective Rate - 1.18% (At Maturity)	10/28/2025	GSC	USD	(52,552)	$(52,552)	$—	$(52,552)
MSHEWSC Basket***	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/4/2026	MS	USD	(16,837)	(16,837)	—	(16,837)
MSXXBIOH Basket****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/4/2026	MS	USD	(395,323)	(395,323)	—	(395,323)
Subtotal Depreciation						$(464,712)	$—	$(464,712)
Net Total Return Swaps outstanding at September 30, 2025						$(413,569)	$—	$(413,569)
MS – Morgan Stanley
GSC – Goldman Sachs International

*	MSDRCASI Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Boyd Gaming Corp.	1,663	$143,779	12.42%
Red Rock Resorts, Inc.	1,557	95,042	8.21%
Wyndham Hotels & Resorts, Inc.	1,058	84,508	7.30%
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
Travel + Leisure Co.	1,395	$83,003	7.17%
MGM Resorts International	2,061	71,427	6.17%
Carnival Corp.	2,322	67,143	5.80%
Brightstar Lottery PLC	3,503	60,429	5.22%
Marriott Vacations Worldwide Corp.	854	56,840	4.91%
Wynn Resorts Ltd.	420	53,830	4.65%
Norwegian Cruise Line Holdings Ltd.	2,167	53,367	4.61%
Marriott International, Inc.	190	49,547	4.28%
Las Vegas Sands Corp.	882	47,463	4.10%
Vail Resorts, Inc.	301	45,032	3.89%
Monarch Casino & Resort, Inc.	378	40,055	3.46%
Hyatt Hotels Corp.	228	32,298	2.79%
DraftKings, Inc.	851	31,835	2.75%
Airbnb, Inc.	226	27,436	2.37%
Topgolf Callaway Brands Corp.	2,644	25,121	2.17%
Dine Brands Global, Inc.	1,002	24,774	2.14%
Portillo's, Inc.	3,841	24,774	2.14%
Churchill Downs, Inc.	230	22,343	1.93%
Bloomin' Brands, Inc.	2,454	17,596	1.52%
		$1,157,642	100.00%

**	GSUCDHY1 basket consists of a portfolio of:

	Principal Amount	Value	Weight
Viking Cruises Ltd. 9.125% 7/15/2031 144A	164,574	$176,921	3.74%
Ncl Corporation Ltd. 7.75% 2/15/2029 144A	164,574	175,349	3.71%
Spirit Aerosystems, Inc. 9.375% 11/30/2029 144A	164,574	173,478	3.67%
Chart Industries, Inc. 7.5% 1/1/2030 144A	164,574	171,544	3.63%
Transdigm, Inc. 6.875% 12/15/2030 144A	164,574	170,675	3.61%
Bath & Body Works, Inc. 6.75% 7/1/2036	164,574	169,628	3.59%
Emerald Debt Merger Sub LLC 6.625% 12/15/2030 144A	164,574	169,403	3.58%
Rolls-Royce PLC 5.75% 10/15/2027 144A	164,574	169,123	3.58%
Weatherford International Ltd. 8.625% 4/30/2030 144A	164,574	168,460	3.57%
Carnival Corp. 6.00% 5/1/2029 144A	164,574	167,058	3.54%
Wesco Distribution, Inc. 7.25% 6/15/2028 144A	164,574	166,896	3.53%
Transocean, Inc. 8.00% 2/1/2027 144A	164,574	164,620	3.49%
Wynn Las Vegas LLC 5.25% 5/15/2027 144A	164,574	164,597	3.48%
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 144A	164,574	164,235	3.48%
Aramark Services, Inc. 5.00% 2/1/2028 144A	164,574	163,972	3.47%
Mgm Resorts International 4.75% 10/15/2028	164,574	163,417	3.46%
Gfl Environmental, Inc. 4.75% 6/15/2029 144A	164,574	162,514	3.44%
Imola Merger Corp. 4.75% 5/15/2029 144A	164,574	160,244	3.39%
Yum! Brands, Inc. 4.625% 1/31/2032	164,574	160,035	3.39%
Asbury Automotive Group, Inc. 4.625% 11/15/2029 144A	164,574	159,805	3.38%
Las Vegas Sands Corp. 3.90% 8/8/2029	164,574	159,277	3.37%
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount	Value	Weight
Sensata Technologies BV 4.00% 4/15/2029 144A	164,574	$158,185	3.35%
1011778 B.C. Unlimited Liability Co. 4.00% 10/15/2030 144A	164,574	155,139	3.28%
Builders Firstsource, Inc. 4.25% 2/1/2032 144A	164,574	154,917	3.28%
Fertitta Entertainment LLC 6.75% 1/15/2030 144A	164,574	154,606	3.27%
Ardagh Metal Packaging Finance USA LLC 4.00% 9/1/2029 144A	164,574	152,366	3.22%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 144A	164,574	150,653	3.19%
Ball Corp. 3.125% 9/15/2031	164,574	149,494	3.16%
Standard Building Solutions, Inc. 3.375% 1/15/2031 144A	164,574	149,033	3.15%
Petsmart LLC 7.75% 2/15/2029 144A	164,574	0	0.00%
		$4,725,644	100.00%

***	MSHEWSC Basket consists of a portfolio of:

Underlying Components	Shares	Value	Weight
United Rentals, Inc.	149	$141,832	8.58%
Comfort Systems U.S.A, Inc.	131	108,275	6.55%
Ferguson Enterprises, Inc.	464	104,308	6.31%
API Group Corp.	2,919	100,341	6.07%
AECOM	758	98,853	5.98%
McGrath RentalCorp.	834	97,861	5.92%
SiteOne Landscape Supply, Inc.	706	90,918	5.50%
Ryder System, Inc.	462	87,116	5.27%
MasTec, Inc.	399	84,967	5.14%
Quanta Services, Inc.	178	73,892	4.47%
MSC Industrial Direct Co., Inc.	752	69,263	4.19%
Genuine Parts Co.	485	67,280	4.07%
Air Lease Corp.	943	60,006	3.63%
Pitney Bowes, Inc.	4,535	51,741	3.13%
Primoris Services Corp.	355	48,765	2.95%
Advanced Drainage Systems, Inc.	333	46,120	2.79%
Construction Partners, Inc.	351	44,633	2.70%
Fastenal Co.	775	38,020	2.30%
Core & Main, Inc.	703	37,855	2.29%
Sensata Technologies Holding PLC	1,228	37,524	2.27%
Flour Corp.	841	35,375	2.14%
AerCap Holdings N.V.	217	26,284	1.59%
Terex Corp.	470	24,135	1.46%
Stanley Black & Decker, Inc.	285	21,159	1.28%
Atkore, Inc.	332	20,829	1.26%
nVent Electriv PLC	139	13,720	0.83%
Trex Co., Inc.	218	11,241	0.68%
Builders FirstSource, Inc.	89	10,745	0.65%
		$1,653,058	100.00%

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

****	MSXXBIOH Basket consists of a portfolio of:

Underlying Components	Shares	Value	Weight
uniQure N.V.	1,998	$116,621	2.24%
Arrowhead Pharmaceuticals, Inc.	2,023	69,764	1.34%
GRAIL, Inc.	986	58,311	1.12%
Metsera, Inc.	1,055	55,187	1.06%
CG oncology, Inc.	1,331	53,624	1.03%
Ionis Pharmaceuticals, Inc.	788	51,542	0.99%
Cytokinetics, Inc	919	50,500	0.97%
Cidara Therapeutics Inc.	527	50,500	0.97%
Prime Medicine, Inc.	8,834	48,939	0.94%
Intellia Therapeutics, Inc.	2,834	48,939	0.94%
Merus N.V.	514	48,419	0.93%
Vera Therapeutics, Inc.	1,648	47,898	0.92%
Travere Therapeutics, Inc.	1,917	45,815	0.88%
United Therapeutics Corp.	108	45,295	0.87%
Mineralys Therapeutics, Inc.	1,194	45,295	0.87%
Kymera Therapeutics, Inc.	800	45,295	0.87%
Beam Therapeutics, Inc.	1,866	45,295	0.87%
Madrigal Pharmaceuticals, Inc.	98	44,774	0.86%
Revolution Medicines, Inc.	948	44,254	0.85%
Arcutis Biotherapeutics, Inc.	2,320	43,733	0.84%
Cogent Biosciences, Inc.	3,009	43,212	0.83%
Insmed, Inc.	296	42,692	0.82%
Roivant Sciences Ltd.	2,822	42,692	0.82%
Protagonist Therapeutics, Inc.	643	42,692	0.82%
Krystal Biotech, Inc.	239	42,171	0.81%
TG Therapeutics, Inc.	1,167	42,171	0.81%
Exact Sciences Corp.	752	41,130	0.79%
Centessa Pharmaceuticals PLC	1,696	41,130	0.79%
Veracyte, Inc.	1,198	41,130	0.79%
PTC Therapeutics, Inc.	670	41,130	0.79%
Ideaya Biosciences, Inc.	1,473	40,088	0.77%
Syndax Pharmaceuticals, Inc.	2,572	39,568	0.76%
Vaxcyte, Inc.	1,098	39,568	0.76%
Nuvalent, Inc.	452	39,047	0.75%
Sana Biotechnology, Inc.	10,999	39,047	0.75%
Xenon Pharmaceuticals, Inc.	973	39,047	0.75%
Scholar Rock Holding Corp.	1,049	39,047	0.75%
Halozyme Therapeutics, Inc.	525	38,527	0.74%
Celldex Therapeutics, Inc.	1,489	38,527	0.74%
Kiniksa Pharmaceuticals International PLC	992	38,527	0.74%
AbbVie, Inc.	164	38,006	0.73%
Amicus Therapeutic, Inc.	4,823	38,006	0.73%
CRISPR Therapeutics AG	586	38,006	0.73%
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
Disc Medicine, Inc.	567	$37,485	0.72%
Arcellx, Inc.	450	36,965	0.71%
Mirum Pharmaceuticals, Inc.	504	36,965	0.71%
Natera, Inc.	226	36,444	0.70%
Dyne Therapeutics, Inc.	2,881	36,444	0.70%
Bridgebio Pharma, Inc.	702	36,444	0.70%
Alkermes PLC	1,215	36,444	0.70%
		$2,242,352	43.07%
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments. Money market fund investments are valued at net asset value.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, International Small Cap Growth Fund, and International Developed Equity Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the "valuation designee" appointed by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of September 30, 2025:
Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$118,739,478	$—	$118,739,478	$—
Europe	139,496,094	—	139,496,094	—*
Far East
China	1,287,810,030	101,423,413	1,186,386,617	—
Hong Kong	27,806,218	—	27,806,218	—
India	439,960,414	116,666,726	323,293,688	—
Indonesia	37,622,366	—	37,622,366	—
Japan	20,373,529	—	20,373,529	—
Singapore	28,546,885	28,546,885	—	—
South Korea	399,330,730	—	399,330,730	—
Taiwan	720,519,757	265,169,936	455,349,821	—
Middle East	117,335,708	—	117,335,708	—
North America	217,304,757	217,304,757	—	—
South America	286,876,188	286,876,188	—	—
Preferred Stocks
South America	31,925,081	31,925,081	—	—
Short Term Investments	131,851,442	131,851,442	—	—
Total	$4,005,498,677	$1,179,764,428	$2,825,734,249	$—

*Level 3 security has zero value.
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of September 30, 2025:
Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa
South Africa	$5,453,144	$2,069,163	$3,383,981	$—
Europe
Greece	4,138,535	1,570,345	2,568,190	—
Turkey	1,552,694	—	1,552,694	—
United Kingdom	1,187,316	—	1,187,316	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Far East
Australia	$2,784,572	$—	$2,784,572	$—
China	16,633,569	5,669,418	10,964,151	—
Hong Kong	2,240,221	—	2,240,221	—
India	34,376,277	1,687,328	32,688,949	—
Indonesia	1,143,206	—	1,143,206	—
Kazakhstan	1,240,719	1,240,719	—	—
Singapore	2,056,753	—	2,056,753	—
South Korea	10,213,581	—	10,213,581	—
Taiwan	11,947,111	—	11,947,111	—
Vietnam	4,157,687	—	4,157,687	—
Middle East
Saudi Arabia	2,491,495	—	2,491,495	—
United Arab Emirates	5,808,158	1,148,202	4,659,956	—
North America	8,300,825	8,300,825	—	—
South America	13,283,039	13,283,039	—	—
Preferred Stocks
South America	1,690,967	1,690,967	—	—
Short Term Investments	4,946,068	4,946,068	—	—
Total	$135,645,937	$41,606,074	$94,039,863	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of September 30, 2025:
Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$412,551	$—	$412,551	$—
France	913,266	—	913,266	—
Germany	2,428,115	—	2,428,115	—
Ireland	1,325,388	1,325,388	—	—
Italy	622,230	—	622,230	—
Netherlands	379,348	—	379,348	—
Norway	597,515	—	597,515	—
Spain	387,981	—	387,981	—
Switzerland	976,247	—	976,247	—
United Kingdom	5,471,735	376,005	5,095,730	—
Far East
Australia	1,575,630	—	1,575,630	—
China	2,197,291	—	2,197,291	—
India	826,639	826,639	—	—
Japan	5,636,856	41,254	5,595,602	—
Taiwan	1,049,805	—	1,049,805	—
Middle East	575,915	575,915	—	—
North America	47,926,703	47,926,703	—	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
South America	$668,629	$668,629	$—	$—
Short Term Investments	2,843,312	2,843,312	—	—
Total	$76,815,156	$54,583,845	$22,231,311	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of September 30, 2025:
Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$2,056,770	$2,056,770	$—	$—
Europe
Austria	6,996,443	—	6,996,443	—
Denmark	3,889,468	—	3,889,468	—
Finland	3,356,283	—	3,356,283	—
France	3,870,847	—	3,870,847	—
Germany	27,001,330	—	27,001,330	—
Ireland	5,276,928	3,111,977	2,164,951	—
Italy	9,649,422	—	9,649,422	—
Netherlands	5,168,794	1,964,722	3,204,072	—
Norway	4,077,906	993,094	3,084,812	—
Spain	9,197,846	—	9,197,846	—
Sweden	1,434,062	—	1,434,062	—
Switzerland	20,520,061	—	20,520,061	—
United Kingdom	56,673,817	4,708,962	51,964,855	—
Far East	97,933,184	—	97,933,184	—
Middle East	3,859,955	3,859,955	—	—
North America	32,263,823	32,263,823	—	—
South America	7,461,986	7,461,986	—	—
Short Term Investments	22,372,773	22,372,773	—	—
Total	$323,061,698	$78,794,062	$244,267,636	$—
The following is a summary of the inputs used to value the International Developed Equity Fund’s investments as of September 30, 2025:
Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Denmark	$36,861	$—	$36,861	$—
France	227,382	—	227,382	—
Germany	400,954	—	400,954	—
Ireland	165,863	37,975	127,888	—
Italy	103,077	—	103,077	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Netherlands	$267,618	$—	$267,618	$—
Spain	45,187	—	45,187	—
Switzerland	214,981	—	214,981	—
United Kingdom	613,409	—	613,409	—
Far East
Japan	565,731	1,996	563,735	—
Singapore	27,167	27,167	—	—
North America	245,796	245,796	—	—
Short Term Investments	146,550	146,550	—	—
Total	$3,060,576	$459,484	$2,601,092	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of September 30, 2025:
Assets*	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$434,406,441	$434,406,441	$—	$—
Short Term Investments	4,398,471	4,398,471	—	—
Total	$438,804,912	$438,804,912	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of September 30, 2025:
Assets*	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$1,112,466,899	$1,112,466,899	$—	$—
Short Term Investments	27,438,505	27,438,505	—	—
Total	$1,139,905,404	$1,139,905,404	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of September 30, 2025:
Assets*	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$68,294,126	$68,294,126	$—	$—
Short Term Investments	783,344	783,344	—	—
Total	$69,077,470	$69,077,470	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2025:
Assets*	Total Value at September 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$6,321,707	$—	$6,321,707	$—
Common Stocks
Asset Management	20,977,842	17,350,160	3,627,682	—
Banking	1,317,114	1,317,114	—	—
Biotechnology & Pharmaceuticals	14,378,355	14,378,355	—	—
Commercial Support Services	1,373,659	1,373,659	—	—
Food	1,798,945	1,798,945	—	—
Industrial Intermediate Products	2,887,734	2,887,734	—	—
Industrial Support Services	2,441,266	2,441,266	—	—
Leisure Facilities & Services	4,465,373	4,465,373	—	—
Medical Equipment & Devices	175,631	175,631	—	—
Specialty Finance	2,076,827	2,076,827	—	—
Corporate Bonds	14,216,638	—	14,216,638	—
Rights
Asset Management	220,439	143,833	76,606	—
Short Term Investments	11,354,444	11,354,444	—	—
Sovereign Bonds	3,558,162	—	3,558,162	—
Warrants	439,860	295,813	144,047	—
Total	$88,003,996	$60,059,154	$27,944,842	$—

Other Financial Instruments
Total Return Swaps**	$51,143	$—	$51,143	$—
Total Return Swaps - Liabilities**	(464,712)	—	(464,712)	—
Total Other Financial Instruments	$(413,569)	$—	$(413,569)	$—

* See Schedule of Investments for industry breakout.
** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of September 30, 2025, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund.